UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sandler Capital Management

Address:  711 Fifth Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Sandler
Title:    Managing Director
Phone:    212-754-8100

Signature, Place and Date of Signing:

 /s/ Andrew Sandler                New York, New York          May 15, 2009
-------------------              ----------------------        ------------
     [Signature]                    [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $283,657
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number     Name
1.   28-10539                 Sandler Associates
2.   28-10540                 Sandler Offshore Fund, Inc.

                                                     FORM 13F INFORMATION TABLE
                                                     Sandler Capital Management
                                                         September 30, 2008
COLUMN 1                          COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                             VALUE     SHRS OR SH/ PUT/     INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT PRN CALL     DISCRETION   MNGRS  SOLE   SHARED   NONE
--------------                 --------------    -----       -------   ------- --- ----     ----------   -----  ----   ------   ----
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100    1301       49900  SH         SHARED-DEFINED 1, 2    49900  0        0
ARBINET THEXCHANGE INC         COM              03875P100     114       71500  SH         SHARED-DEFINED 1, 2    71500  0        0
BECKMAN COULTER INC            COM              075811109    2418       47400  SH         SHARED-DEFINED 1, 2    47400  0        0
BLOCK H & R INC                COM              093671105    4131      227100  SH  PUT    SHARED-DEFINED 1, 2   227100  0        0
BUNGE LIMITED                  COM              G16962105    2833       50000  SH  PUT    SHARED-DEFINED 1, 2    50000  0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    8367      646623  SH         SHARED-DEFINED 1, 2   646623  0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889    1875      300000  SH  PUT    SHARED-DEFINED 1, 2   300000  0        0
CORNING INC                    COM              219350105    3583      270000  SH         SHARED-DEFINED 1, 2   270000  0        0
DIONEX CORP                    COM              254546104    3567       75500  SH         SHARED-DEFINED 1, 2    75500  0        0
EQUIFAX INC                    COM              294429105    4037      165100  SH         SHARED-DEFINED 1, 2   165100  0        0
GOOGLE INC                     CL A             38259P508    3829       11000  SH         SHARED-DEFINED 1, 2    11000  0        0
HOME DEPOT INC                 COM              437076102    2592      110000  SH         SHARED-DEFINED 1, 2   110000  0        0
INTERCONTINENTALEXCHANGE INC   COM              45865V100    4617       62000  SH         SHARED-DEFINED 1, 2    62000  0        0
INTUITIVE SURGICAL INC         COM NEW          4612OE602    9536      100000  SH  PUT    SHARED-DEFINED 1, 2   100000  0        0
ISHARES INC                    MSCI BRAZIL      464286400    2643       70100  SH         SHARED-DEFINED 1, 2    70100  0        0
ISHARES TR                     IBOXX INV CPBD   464287242   16490      175200  SH         SHARED-DEFINED 1, 2   175200  0        0
ISHARES TR                     RUSSELL 2000     464287655   30591      727500  SH         SHARED-DEFINED 1, 2   727500  0        0
LENDER PROCESSING SVCS INC     COM              52602E102    1074       35100  SH         SHARED-DEFINED 1, 2    35100  0        0
LIFE TECHNOLOGIES CORP         COM              53217V109    2975       91600  SH         SHARED-DEFINED 1, 2    91600  0        0
MARTIN MARIETTA MATLS INC      COM              573284106    2776       35000  SH         SHARED-DEFINED 1, 2    35000  0        0
MEAD JOHNSON NUTRITION CO      CL A             582839106    1383       47900  SH         SHARED-DEFINED 1, 2    47900  0        0
MIDCAP SPDR TR                 UNIT SER 1       595635103   52871      596800  SH         SHARED-DEFINED 1, 2   596800  0        0
OPNET TECHNOLOGIES INC         COM              683757108     707       81600  SH         SHARED-DEFINED 1, 2    81600  0        0
POTASH CORP SASK INC           COM              73755L107   12122      150000  SH  PUT    SHARED-DEFINED 1, 2   150000  0        0
RCN CORP                       COM NEW          749361200     406      109700  SH         SHARED-DEFINED 1, 2   109700  0        0
RETAIL HOLDRS TR               DEP RCPT         76127U101    2747       37100  SH         SHARED-DEFINED 1, 2    37100  0        0
SCOTTS MIRACLE GRO CO          CL A             810186106    3470      100000  SH         SHARED-DEFINED 1, 2   100000  0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   10834      120000  SH  PUT    SHARED-DEFINED 1, 2   120000  0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888    7817      736090  SH         SHARED-DEFINED 1, 2   736090  0        0
SPDR TR                        UNIT SER 1       78462F103   70407      885400  SH         SHARED-DEFINED 1, 2   885400  0        0
TRANSOCEAN LTD                 REG SHS          H8817H100    1918       32600  SH         SHARED-DEFINED 1, 2    32600  0        0
UNITED PARCEL SERVICE INC      CL B             911312106    3450       70100  SH         SHARED-DEFINED 1, 2    70100  0        0
WARNACO GROUP INC              COM NEW          934390402    2400      100000  SH         SHARED-DEFINED 1, 2   100000  0        0
WATERS CORP                    COM              941848103    3776      102200  SH  CALL   SHARED-DEFINED 1, 2   102200  0        0